Summary of Significant Accounting Policies - Narrative (Details) - Impact of adoption - USD ($) $ in Millions			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of taxes	[1]		$ 0.0
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of taxes		$ (0.4)	$ (0.4) [1]

[1]	Amounts relate to the reclassification from AOCI to retained earnings for stranded tax effects resulting from the U.S. Tax Cuts and Jobs Act. See Note 2 for additional information.